Equity - Summary of Classes of Share Capital (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Jul. 30, 2019 USD ($)	Apr. 17, 2019 CAD ($) $ / shares shares	Sep. 17, 2018 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares		Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2017 CAD ($)	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 $ / shares	Aug. 25, 2018 $ / shares shares
Disclosure of classes of share capital [line items]
Gross proceeds | $				$ 1,008	[1]	$ 400	$ 900
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $	$ 500							$ 500
Interest Rate	4.80%			4.80%
Class B Series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares										6,267,391
Redemption price per share										$ 25.00
Dividends declared per share						$ 0.64
Number of shares | shares						6,267,391
Class B Series 17 [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares										5,732,609
Redemption price per share										$ 25.00
Dividends declared per share				$ 0		$ 0.52
Number of shares | shares						5,732,609		0
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption price per share									$ 25.00
Dividends declared per share				1.44
Number of shares | shares						16,000,000		16,000,000
Number of shares issued | shares			16,000,000
Preferred shares issued price per share			$ 25.00
Gross proceeds | $			$ 400
Dividend Rate Reset Term			5 years
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Redemption price per share									$ 25.00
Dividends declared per share				$ 0.77
Number of shares | shares								14,000,000
Number of shares issued | shares		14,000,000
Preferred shares issued price per share		$ 25.00
Gross proceeds | $		$ 350
Dividend Rate Reset Term		5 years

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).